Quarterly Holdings Report
for
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
March 31, 2026
SYP-NPRT1-0526
1.9901945.104
U.S. Treasury Obligations - 99.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.53 to 2.65	345,622,057	184,025,124
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.59	281,934,920	146,523,002
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 2.62	294,297,683	166,782,301
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.58 to 2.36	273,029,511	201,343,293
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.62 to 2.61	381,453,497	294,161,954
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.53 to 2.04	353,229,059	254,020,363
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.53 to 2.59	235,350,358	167,086,574
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.53 to 1.89	310,926,639	230,838,427
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.53 to 2.60	218,994,843	157,443,134
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.54 to 2.61	207,500,807	147,032,241
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.51	474,379,971	392,311,088
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.43 to 2.56	258,010,002	197,970,155
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.74 to 2.24	161,676,356	158,373,438
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.70 to 2.36	238,911,127	231,375,406
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.00 to 2.65	389,363,172	343,637,741
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.76	303,864,069	282,688,183
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.43	159,570,810	148,340,860
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 1.74	86,643,674	95,623,032
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 2.11	1,354,279	1,273,500
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.71 to 2.47	964,391,613	887,729,754
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.13 to 2.09	762,978,348	713,020,307
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 2.03	918,724,408	867,018,758
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	918,178,710	884,536,770
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.49	865,747,896	846,498,152
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.25	968,170,650	964,333,616
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	1.92 to 2.01	701,987,274	693,675,163
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.55 to 2.24	958,497,785	963,462,571
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.77 to 1.97	1,072,500,872	1,067,465,176
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.77 to 2.12	1,032,588,197	1,050,227,191
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,620,796,781)			12,738,817,274

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $44,865,314)	3.69	44,856,343	44,865,314

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,665,662,095)	12,783,682,588
NET OTHER ASSETS (LIABILITIES) - 0.0%	(329,990)
NET ASSETS - 100.0%	12,783,352,598

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,908,685	193,218,382	155,261,753	265,698	(126)	126	44,865,314	44,856,343	0.1%
Total	6,908,685	193,218,382	155,261,753	265,698	(126)	126	44,865,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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